Brown Advisory Flexible Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communication Services - 12.4%
Alphabet, Inc. - Class A	146,276	$22,620,121
Alphabet, Inc. - Class C	194,480	30,383,610
Meta Platforms, Inc. - Class A	82,297	47,432,699
T-Mobile US, Inc.	66,971	17,861,835
		118,298,265

Consumer Discretionary - 11.7%
Amazon.com, Inc. (a)	204,171	38,845,574
Amer Sports, Inc. (a)	595,641	15,921,484
Booking Holdings, Inc.	4,937	22,744,315
Bright Horizons Family Solutions, Inc. (a)	75,266	9,561,793
Lowe's Cos., Inc.	41,539	9,688,141
TJX Cos., Inc.	127,609	15,542,776
		112,304,083

Consumer Staples - 2.4%
Mondelez International, Inc. - Class A	181,465	12,312,400
Nomad Foods Ltd.	556,280	10,930,902
		23,243,302

Energy - 2.1%
Suncor Energy, Inc.	527,041	20,407,028

Financials - 28.5%
American International Group, Inc.	208,991	18,169,678
Bank of America Corp.	250,996	10,474,063
Berkshire Hathaway, Inc. - Class B (a)	82,995	44,201,477
First Citizens BancShares, Inc. - Class A	10,638	19,724,129
Fiserv, Inc. (a)	120,544	26,619,731
KKR & Co., Inc.	310,055	35,845,459
Mastercard, Inc. - Class A	87,167	47,777,976
Progressive Corp.	66,722	18,882,993
Visa, Inc. - Class A	144,231	50,547,196
		272,242,702

Health Care - 11.0%
Agilent Technologies, Inc.	66,688	7,801,162
Align Technology, Inc. (a)	47,074	7,478,176
Danaher Corp.	42,171	8,645,055
Edwards Lifesciences Corp. (a)	287,116	20,810,168
Elevance Health, Inc.	40,542	17,634,148
Illumina, Inc. (a)	80,551	6,390,916
UnitedHealth Group, Inc.	69,248	36,268,640
		105,028,265
Industrials - 8.6%
Canadian National Railway Co.	90,791	8,848,491
Carrier Global Corp.	196,558	12,461,777
Ferguson Enterprises, Inc.	74,601	11,953,318
General Electric Co.	67,104	13,430,866
Old Dominion Freight Line, Inc.	27,562	4,560,133
Uber Technologies, Inc. (a)	172,605	12,576,000
United Rentals, Inc.	29,421	18,438,141
		82,268,726

Information Technology - 21.6%
Adobe, Inc. (a)	29,255	11,220,170
Analog Devices, Inc.	60,272	12,155,054
Apple, Inc.	130,136	28,907,110
Autodesk, Inc. (a)	57,762	15,122,092
Intuit, Inc.	39,046	23,973,853
KLA Corp.	13,248	9,005,990
Marvell Technology, Inc.	148,987	9,173,130
Microsoft Corp.	152,941	57,412,522
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	184,939	30,699,874
Workday, Inc. - Class A (a)	36,220	8,458,457
		206,128,252
TOTAL COMMON STOCKS (Cost $398,012,867)		939,920,623

SHORT-TERM INVESTMENTS - 1.7%	Shares	Value
Money Market Funds - 1.7%
First American Government Obligations Fund - Class Z, 4.23% (b)	16,682,257	16,682,257
TOTAL SHORT-TERM INVESTMENTS (Cost $16,682,257)		16,682,257

TOTAL INVESTMENTS - 100.0% (Cost $414,695,124)		956,602,880
Liabilities in Excess of Other Assets - (0.0)%		(251,595)
TOTAL NET ASSETS - 100.0%		$956,351,285
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Flexible Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$939,920,623	$–	$–	$939,920,623
Money Market Funds	16,682,257	–	–	16,682,257
Total Investments	$956,602,880	$–	$–	$956,602,880

Refer to the Schedule of Investments for further disaggregation of investment categories.